SECURED CONVERTIBLE DEBENTURES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Secured Convertible Debentures
SECURED CONVERTIBLE DEBENTURES

NOTE 8 – SECURED CONVERTIBLE DEBENTURES

Secured debentures that are payable to an otherwise unaffiliated third party consists of the following as of March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022

Mast Hill Note 1	472,648	595,000
Mast Hill Note 2	475,000	-
Less debt discount	(318,270)	(183,940)
Secured debentures, net	$629,378	$411,060

Mast Hill

On July 28, 2022, the Company issued senior secured debentures to an otherwise unaffiliated third-party investor (the “Investor”) in the aggregate of $595,000. The debentures bear interest at a rate of 10% per annum, mature on July 28, 2023, and is convertible into shares of our common stock at a conversion price of $0.0045 per share. If the Company issues subsequent equity instruments at an effective price per share that is lower than the conversion price of $0.0045 per shares, then the conversion price shall be reduced, at the option of the Holder, to a price equal to the Weighted Average Price (as defined), provided, further, that if the conversion price is equal to or less than $0.003, then the conversion price shall be reduced at the option of the Holder to a price equal to the lower price. The senior secured debentures is secured by all of the Company’s assets and the assets of each of its subsidiaries pursuant to the Security Agreement. The security interest granted to the Investor under the Security Agreement was subordinate to the continuing security interest that remains in effect pursuant to the previous grant of a security interest in connection with a then outstanding debenture to an earlier investor all tangible and intangible assets. In connection with the issuances of the debentures, the Company granted to the Investor warrants to purchase up to 100 million shares of the Company’s common stock, which expire on July 28, 2027. The warrants are exercisable at $0.0045 per share. As a result of these issuances and grants, we incurred the following (a) relative fair value of the warrants granted of $223,000; and (b) original issue discounts of $92,325 of the debentures for a total of $315,325 which was allocated as debt discount. The debt discount is being amortized to interest expense over the term of the corresponding debentures. As of December 31, 2022, the unamortized debt discount was $183,940. During the three months ended March 31, 2023, the Company amortized debt discount of $78,831 to interest expense on the loan. As of March 31, 2023, the unamortized debt discount was $105,109.

As of December 31, 2022 the balance due under the obligation was $595,000. During the three months ended March 31, 2023, the Company converted $157,400 of principal and accrued interest into 72,000,000 shares of common stock with a fair value of $315,000 resulting in a loss on extinguishment of debt of $157,600. As of March 31, 2023 , $472,648 was due under the note.

Mast Hill Debenture 2

On March 13, 2023, the Company issued an additional senior secured debenture to the Investor in the aggregate of $475,000. The debenture bears interest at a rate of 16% per annum, matures on March 13, 2024, and is convertible into shares of our common stock at a conversion price of $0.0045 per share.

At our option, we have the right to redeem, in full, the outstanding principal and interest under the debenture prior to its maturity date; provided, that, as of the date of the then-holder’s receipt of the redemption notice, there has not been an Event of Default. We must pay an amount equal to the principal amount being redeemed plus outstanding and accrued interest thereon, as well as a $750 administrative fee (the “Redemption Amount”). We must provide seven Trading Days’ (as such term is defined in the debenture) prior notice to the then-holder of the debenture of our intent to make a redemption. If such notice of redemption is received six months after the Issue Date, the then-holder has the right to convert any or all of such to-be-prepaid amount into shares of our Common Stock in accordance with the conversion provisions of the debenture prior to such redemption.

Further, commencing on May 10, 2023, and continuing on the tenth day of each calendar month thereafter, we are required to redeem an amount equivalent to the sum of $2.00 for each 12-count case of our beverages that we sell in the ordinary course, calculated two months in arrears. Accordingly, the first redemption payment is due and payable on May 10, 2023 for the cases sold during the month of March, 2023. Mandatory redemption payments are based upon revenues recognized by us in accordance with US GAAP for each such month, rather than upon the receipt by us of funds received from sales during a relevant month. The above-referenced seven trading days’ prior notice and conversion provisions do not apply to any of the mandatory redemption payments.

In connection with the issuances of the debentures, the Company granted to the Investor warrants to purchase up to 80 million shares of the Company’s common stock, which expire on March 13, 2028. The warrants are exercisable at $0.0045 per share. As a result of these issuances and grants, we incurred the following (a) relative fair value of the warrants granted of $150,000; and (b) original issue discounts and fees of $74,000 of the debentures for a total of $224,000 which was allocated as debt discount. The debt discount is being amortized to interest expense over the term of the corresponding debentures. During the three months ended March 31, 2023, the Company amortized debt discount of $10,839 to interest expense on the loan. As of March 31, 2023, the unamortized debt discount was $213,161.

As of March 31, 2023, no shares of common stock were potentially issuable under the conversion terms of the outstanding debentures.

At December 31, 2022, accrued interest on the convertible notes payable was $25,756. During the three months ended March 31, 2023, the Company added $19,214 of additional accrued interest, and converted $37,466 of accrued interest, leaving an accrued interest balance on the convertible notes payable of $7,504 at March 31, 2023. Accrued interest is included in accounts payable and accrued expenses in the accompanying Condensed Consolidated Balance Sheets.

As of December 31, 2022, the unamortized debt discount was $183,940. During the three months ended March 31, 2023, the Company added $224,000 related to the issuance of secured debentures, and amortized debt discount of $89,670 to interest expense on the loans. As of March 31, 2023, the unamortized debt discount was $318,270.

NOTE 9 – SECURED CONVERTIBLE DEBENTURES

Secured debentures that are payable to an otherwise unaffiliated third party consists of the following as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021

YA II PN, Ltd.	$-	$3,000,000
Mast Hill	595,000	-
Secured debentures	595,000	3,000,000
Less debt discount	(183,940)	(2,150,067)
Secured debentures, net	$411,060	$849,933

YA II PN, Ltd.

During the year ended December 31, 2021, the Company issued secured debentures to an otherwise unaffiliated third-party investor (“YA II”) in the aggregate of $4,500,000. The debentures are secured by all tangible and intangible assets of the Company and are also convertible` into shares of our common stock at a conversion price of $0.03 per share or a per share amount equivalent to the weighted average (among the principal of the debentures) of 76.7% of the lowest VWAP of the Company’s common stock during the 15 trading days immediately preceding the conversion date, whichever is lower. As the ultimate determination of shares to be issued upon conversion of these debentures can exceed the current number of available authorized shares, we determined that the conversion features of these convertible debentures are not considered indexed to our Company’s own capital stock and characterized the fair value of the conversion features as derivative liability. In connection with the issuances of the debentures, the Company granted to YA II warrants to purchase up to 150 million shares of the Company’s common stock. The warrants are exercisable at $0.03 per share. Twenty million of the warrants will expire on May 14, 2023, fifty million of the warrants will expire on February 10, 2024 and 100,000,0000 of the warrants will expire on August 20, 2024. As a result of these issuances and grants, we incurred the following (a) derivative liability of $3,982,000 related to the conversion feature of the debentures; (b) relative fair value of the warrants granted of $1,581,000; and (c) and original issue discounts of $195,000 of the debentures for a total of $5,758,000, of which, $4,423,000 was accounted as debt discount and the remaining $1,335,000 as financing costs. The debt discount is being amortized to interest expense over the term of the corresponding debentures.

During the year ended December 31, 2021, YA II converted certain of the remaining balance of the 2020 Debentures and certain of the debentures that were issued in with an aggregate principal of $2,400,000 and accrued interest of $82,000, or a total $2,484,401 into 201,301,365 shares of common stock with a fair value of $3,713,133. The Company followed the general extinguishment model to record the conversion and settlement of the debt. The debt and accrued interest totaled $2,484,401, the related unamortized debt discount totaled $1,500,000, and the shares issued were measured at their respective fair value upon conversion which amounted to $3,713,133. In addition, the bifurcated conversion option derivatives, after a final mark-up to $1,672,000, were also removed. As a result, the Company recorded a loss on extinguishment of debt of $1,056,732.

As of December 31, 2021, outstanding balance of the debentures issued in 2021 amounted to $3,000,000 and unamortized debt discount of $2,150,067, or a net balance of $849,933.

On May 5, 2022, the Company issued similar debentures to YA II in the aggregate amount of $500,000. The debentures bear interest at a rate of 8% per annum, secured by all of the tangible and intangible assets of the Company and are also convertible into shares of the Company’s common stock at a conversion price of $0.03 per share or 80% of the lowest daily volume weighted average price (“VWAP”) of the Company’s common stock during the 10 trading days immediately preceding the conversion date. As the ultimate determination of shares of common stock to be issued upon conversion of these debentures can exceed the current number of available authorized shares, the Company determined that the conversion features of these debentures are not considered indexed to the Company’s own stock and characterized the fair value of the conversion features as a derivative liability (see Note 10). In connection with the issuances of these debentures, the Company also granted to YA II warrants to purchase up to 8,333,333 shares of common stock. The warrants are exercisable at $0.03 per share and will expire in three years from their grant date. As a result of these issuances, the Company incurred the following (a) derivative liability of $680,000 related to the conversion feature of the debentures; (b) relative fair value of the warrants granted of $81,000; and (c) and original issue discount of $25,000 for a total of $786,000, of which, $500,000 was accounted as debt discount and the remaining $286,000 as financing costs. The debt discount is being amortized to interest expense over the term of the corresponding debentures.

During the year ended December 31, 2022, the note holder converted its remaining principal of $3,500,000 and accrued interest of $157,956, or a total $3,657,956, into 969,066,832 shares of the Company’s common stock with a fair value of $7,201,998, and the notes were retired. The Company followed the general extinguishment model to record the conversions and settlement of the debt. As such, the Company removed the debt and accrued interest totaled $3,657,955, the related unamortized debt discount totaled $2,086,962 at the date of conversion. In addition, the Company revalued the derivative related to the bifurcated conversion option to its fair value of $4,324,000 at the date of the conversion and removed that amount. As a result, the Company recorded a loss on extinguishment of debt of $1,306,563.

During the year ended December 31, 2022, the Company amortized debt discount of $563,542 to interest expense on the YA II PN, Ltd. loans.

Mast Hill

On July 28, 2022, the Company issued senior secured debentures to an otherwise unaffiliated third-party investor (the “Investor”) in the aggregate of $595,000. The debentures bear interest at a rate of 10% per annum, mature on July 28, 2023, and are convertible into shares of our common stock at a conversion price of $0.0045 per share. If the Company issues subsequent equity instruments at an effective price per share that is lower than the conversion price of $0.0045 per shares, then the conversion price shall be reduced, at the option of the Holder, to a price equal to the Weighted Average Price (as defined), provided, further, that if the conversion price is equal to or less than $0.003, then the conversion price shall be reduced at the option of the Holder to a price equal to the lower price. The senior secured debentures are secured by all of the Company’s assets and the assets of each of its subsidiaries pursuant to the Security Agreement. The security interest granted to the Investor under the Security Agreement is subordinate to the continuing security interest that remains in effect pursuant to the previous grant of a security interest in connection with a still-outstanding debenture to an earlier investor all tangible and intangible assets. In connection with the issuances of the debentures, the Company granted to the Selling Stockholder warrants to purchase up to 100 million shares of the Company’s common stock, which expire on July 28, 2027. The warrants are exercisable at $0.0045 per share. As a result of these issuances and grants, we incurred the following (a) relative fair value of the warrants granted of $223,000; and (b) original issue discounts of $92,325 of the debentures for a total of $315,325 which was allocated as debt discount. The debt discount is being amortized to interest expense over the term of the corresponding debentures. During the year ended December 31, 2022, the Company amortized debt discount of $131,385 to interest expense on the loan. As of December 31, 2022, the unamortized debt discount was $183,940.

As of December 31, 2022, no shares of common stock were potentially issuable under the conversion terms of the outstanding debentures.

At December 31, 2021, accrued interest on the convertible notes payable was $54,110. During the year ended December 31, 2022, the Company added $129,602 of additional accrued interest, and converted $157,956 of accrued interest into common stock, leaving an accrued interest balance on the convertible notes payable of $25,756 at December 31, 2022. Accrued interest is included in accounts payable and accrued expenses in the accompanying Condensed Consolidated Balance Sheets.